Pension Plans	12 Months Ended
Mar. 31, 2023
Retirement Benefits [Abstract]
Pension Plans
17. Pension Plans
The Company and certain subsidiaries have contributory and
non-contributory
pension plans covering substantially all of their employees. Those contributory funded pension plans include defined benefit pension plans and defined contribution pension plans. Under the plans, employees are entitled to lump-sum
payments at the time of termination of their employment or pension payments. Defined benefit pension plans consist of a plan of which the amounts of such payments are determined on the basis of length of service and remuneration at the time of termination and a cash balance plan.
The Company and certain subsidiaries’ funding policy is to contribute annually the amounts actuarially determined. Assets of the plans are invested primarily in debt securities and marketable equity securities.
The funded status of the defined benefit pension plans, which consists of Japanese plans and overseas plans, as of March 31, 2022 and 2023 are as follows:

	Millions of yen
	Japanese plans		Overseas plans
	2022	2023	2022	2023
Change in benefit obligation:
Benefit obligation at beginning of year	¥114,556	¥111,010	¥128,573	¥121,148
Service cost	6,058	5,704	3,947	3,432
Interest cost	791	731	1,329	2,309
Actuarial loss (income)	(3,977)	(6,538)	(18,503)	(25,124)
Plan participant’s contributions	0	0	295	334
Benefits paid	(4,776)	(4,770)	(1,552)	(1,131)
Business combinations	0	4,733	0	196
Plan amendments	(1,642)	(1,111)	254	(285)
Foreign currency exchange rate change	0	0	6,805	7,537

Benefit obligation at end of year	111,010	109,759	121,148	108,416

Change in plan assets:
Fair value of plan assets at beginning of year	134,392	137,317	119,858	127,251
Actual return on plan assets	2,819	(3,108)	(836)	(15,709)
Employer contribution	3,909	4,162	2,530	2,927
Plan participant’s contributions	0	0	295	334
Benefits paid	(3,803)	(3,913)	(1,439)	(962)
Business combinations	0	2,456	0	175
Plan amendments	0	(111)	0	0
Foreign currency exchange rate change	0	0	6,843	8,188

Fair value of plan assets at end of year	137,317	136,803	127,251	122,204

The funded status of the plans	¥26,307	¥27,044	¥6,103	¥13,788

Amount recognized in the consolidated balance sheets consists of:
Prepaid benefit cost included in other assets	¥40,118	¥42,337	¥7,753	¥15,465
Accrued benefit liability included in other liabilities	(13,811)	(15,293)	(1,650)	(1,677)

Net amount recognized	¥26,307	¥27,044	¥6,103	¥13,788

Amount recognized in accumulated other comprehensive income (loss), pre-tax,
at March 31, 2022 and 2023 consisted of:

	Millions of yen
	Japanese plans		Overseas plans
	2022	2023	2022	2023
Net prior service credit	¥266	¥1,100	¥746	¥433
Net actuarial gain (loss)	(12,912)	(12,183)	(1,432)	3,394
Net transition obligation	0	0	3	5

Total recognized in accumulated other comprehensive income (loss), pre-tax	¥(12,646)	¥(11,083)	¥(683)	¥3,832

The accumulated benefit obligations for all Japanese defined benefit pension plans were ¥99,161 million and ¥98,880 million, respectively, at March 31, 2022 and 2023. The accumulated benefit obligations for all overseas defined benefit pension plans were ¥114,930 million and ¥102,624 million, respectively, at March 31, 2022 and 2023.
The accumulated benefit obligations and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets at March 31, 2022 and 2023 are as follows:

	Millions of yen
	Japanese plans		Overseas plans
	2022	2023	2022	2023
Accumulated benefit obligations	¥13,386	¥17,335	¥7,407	¥7,256
Fair value of plan assets	0	2,563	5,842	5,630

The projected benefit obligations and fair value of plan assets for pension plans with projected benefit obligations in excess of plan assets at March 31, 2022 and 2023 are as follows:

	Millions of yen
	Japanese plans		Overseas plans
	2022	2023	2022	2023
Projected benefit obligations	¥13,811	¥17,856	¥8,484	¥7,307
Fair value of plan assets	0	2,563	6,834	5,630

Net pension cost of the plans for fiscal 2021, 2022 and 2023 consists of the following:

	Millions of yen
	2021	2022	2023
Japanese plans:
Service cost	¥5,831	¥6,058	¥5,704
Interest cost	698	791	731
Expected return on plan assets	(2,427)	(2,663)	(2,739)
Amortization of prior service credit	(178)	(66)	(47)
Amortization of net actuarial loss	1,320	412	79
Plan amendments	0	0	(44)

Net periodic pension cost	¥5,244	¥4,532	¥3,684

Overseas plans:
Service cost	¥3,288	¥3,947	¥3,432
Interest cost	1,711	1,329	2,309
Expected return on plan assets	(3,618)	(4,192)	(4,982)
Amortization of prior service credit	(269)	(320)	(329)
Amortization of net actuarial loss	313	500	9
Amortization of transition obligation	1	1	1

Net periodic pension cost	¥1,426	¥1,265	¥440

Note:	Net periodic pension cost is charged in personnel expenses, which is included in selling, general and administrative expenses in the consolidated statements of income.
Other changes in plan assets and benefit obligations recognized in other comprehensive income (loss) for fiscal 2021, 2022 and 2023 are summarized as follows:

	Millions of yen
	2021	2022	2023
Japanese plans:
Current year actuarial gain (loss)	¥10,424	¥3,795	¥650
Amortization of net actuarial loss	1,320	412	79
Prior service credit due to amendments	(402)	367	881
Amortization of prior service credit	(178)	(66)	(47)

Total recognized in other comprehensive income, pre-tax	¥11,164	¥4,508	¥1,563

Overseas plans:
Current year actuarial gain (loss)	¥(2,308)	¥13,672	¥4,810
Amortization of net actuarial loss	313	500	9
Prior service credit due to amendments	(10)	(255)	(36)
Amortization of prior service credit	(269)	(320)	(329)
Amortization of transition obligation	1	1	1
Foreign currency exchange rate change	(946)	(215)	60

Total recognized in other comprehensive income (loss), pre-tax	¥(3,219)	¥13,383	¥4,515

The Company and certain subsidiaries use March 31 as a measurement date for all of our material plans.

Significant assumptions of Japanese pension plans and overseas pension plans used to determine these amounts are as follows:

Japanese plans	2021	2022	2023
Weighted-average assumptions used to determine benefit obligations at March 31:
Discount rate	0.7%	0.6%	1.1%
Rate of increase in compensation levels	4.0%	4.0%	4.3%
Interest crediting rate for cash balance plans	1.5%	1.5%	1.5%
Weighted-average assumptions used to determine net periodic pension cost for years ended March 31:
Discount rate	0.6%	0.7%	0.6%
Rate of increase in compensation levels	4.0%	4.0%	4.0%
Expected long-term rate of return on plan assets	2.0%	2.0%	2.0%
Interest crediting rate for cash balance plans	1.5%	1.5%	1.5%

Overseas plans	2021	2022	2023
Weighted-average assumptions used to determine benefit obligations at March 31:
Discount rate	1.0%	1.7%	3.3%
Rate of increase in compensation levels	2.2%	2.2%	2.3%
Interest crediting rate for cash balance plans	—	—	—
Weighted-average assumptions used to determine net periodic pension cost for years ended March 31:
Discount rate	1.7%	1.0%	1.7%
Rate of increase in compensation levels	2.2%	2.2%	2.2%
Expected long-term rate of return on plan assets	3.3%	3.5%	4.9%
Interest crediting rate for cash balance plans	—	—	—
The Company and certain subsidiaries determine the expected long-term rate of return on plan assets annually based on the composition of the pension asset portfolios and the expected long-term rate of return on these portfolios. The expected long-term rate of return is designed to approximate the long-term rate of return actually earned on the plans’ assets over time to ensure that funds are available to meet the pension obligations that result from the services provided by employees. The Company and certain subsidiaries use a number of factors to determine the expected rate of return, including actual historical returns on the asset classes of the plans’ portfolios and independent projections of returns of the various asset classes.
The Company and certain subsidiaries’ investment policies are designed to ensure adequate plan assets are available to provide future payments of pension benefits to eligible participants. The Company and certain subsidiaries formulate a policy portfolio appropriate to produce the expected long-term rate of return on plan assets and to ensure that plan assets are allocated under this policy portfolio. The Company and certain subsidiaries periodically have an external consulting firm monitor the results of actual return and revise the policy portfolio if necessary.

The fair value of Japanese pension plan assets at March 31, 2022 and 2023, by asset category, are as follows. The three levels of input used to measure fair value are described in Note 2 “Fair Value Measurements.”

	Millions of yen
	March 31, 2022
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Equity securities:
Japan
Pooled funds*1	¥16,002	¥0	¥0	¥0
Other than Japan
Pooled funds*2	21,366	0	0	0
Debt securities:
Japan
Pooled funds*3	27,845	0	0	0
Other than Japan
Pooled funds*4	38,070	0	0	0
Other assets:
Life insurance company general accounts*5	29,462	0	29,462	0
Others*6	4,572	0	4,572	0

	¥137,317	¥0	¥34,034	¥0

*1	These funds invest in listed shares including shares of ORIX Corporation in the amounts of ¥22 million at March 31, 2022.
*2	These funds invest in listed shares.
*3
These funds invest approximately 70% in Japanese government bonds, and approximately 30% in Japanese corporate bonds. These funds include corporate bonds of ORIX Corporation in the amounts of ¥37 million at March 31, 2022.

*4	These funds invest approximately 90% in foreign government bonds and approximately 10% in foreign corporate bonds.
*5	Life insurance company general accounts are accounts with guaranteed capital and minimum interest rate, in which life insurance companies manage funds on several contracts.
*6	Others include derivative instruments held for hedging change in the fair value of equity securities, and short-term instruments.
At March 31, 2022, our policy for the portfolio of plans consists of three major components: approximately 30% is invested in equity securities, approximately 50% is invested in debt securities and approximately 20% is invested in other assets, primarily consisting of investments in life insurance company general accounts.

Level 2 assets are comprised principally of investments in life insurance company general accounts. Investments in life insurance company general accounts are valued at conversion value. Pooled funds are valued at the net asset value per share at the measurement date and they have not been classified in the fair value hierarchy.

	Millions of yen
	March 31, 2023
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Equity securities:
Japan
Pooled funds*1	¥13,607	¥0	¥0	¥0
Other than Japan
Pooled funds*2	19,692	0	0	0
Debt securities:
Japan
Pooled funds*3	24,972	0	0	0
Other than Japan
Pooled funds*4	38,176	0	0	0
Other assets:
Life insurance company general accounts*5	32,372	0	32,372	0
Others*6	7,984	0	7,984	0

	¥136,803	¥0	¥40,356	¥0

*1	These funds invest in listed shares including shares of ORIX Corporation in the amounts of ¥22 million at March 31, 2023.
*2	These funds invest in listed shares.
*3
These funds invest approximately 70% in Japanese government bonds, and approximately 30% in Japanese corporate bonds. These funds include corporate bonds of ORIX Corporation in the amounts of ¥35 million at March 31, 2023.

*4	These funds invest approximately 90% in foreign government bonds and approximately 10% in foreign corporate bonds.
*5	Life insurance company general accounts are accounts with guaranteed capital and minimum interest rate, in which life insurance companies manage funds on several contracts.
*6	Others include derivative instruments held for hedging change in the fair value of equity securities, and short-term instruments.
At March 31, 2
0
23, our policy for the portfolio of plans consists of three major components: approximately 20% is invested in equity securities, approximately 50% is invested in debt securities and approximately 30% is invested in other assets, primarily consisting of investments in life insurance company general accounts.
Level 2 assets are comprised principally of investments in life insurance company general accounts. Investments in life insurance company general accounts are valued at conversion value. Pooled funds are valued at the net asset value per share at the measurement date and they have not been classified in the fair value hierarchy.

The fair value of overseas pension plan assets at March 31, 2022 and 2023, by asset category, are as follows. The three levels of input used to measure fair value are described in Note 2 “Fair Value Measurements.”

	Millions of yen
	March 31, 2022
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Equity securities:
Other than Japan
Shares	¥59,932	¥59,932	¥0	¥0
Pooled funds*1	1,031	0	0	0
Debt securities:
Other than Japan
Government bonds	55,999	55,999	0	0
Municipal bonds	4,411	0	4,411	0
Other assets:
Life insurance company general accounts*2	351	0	351	0
Others*3	5,527	0	5,527	0

	¥127,251	¥115,931	¥10,289	¥0

*1	These funds invest in listed shares.
*2	Life insurance company general accounts are accounts with guaranteed capital and minimum interest rate, in which life insurance companies manage funds on several contracts.
*3	Others include derivative instruments held for hedging change in the fair value of equity securities, and short-term instruments.
At March 31, 2022, our policy for the portfolio of plans consists of two major components: approximately 50% is invested in equity securities and approximately 50% is invested in debt securities.

Each level into which assets are categorized is based on inputs used to measure the fair value of the assets. Level 1 assets are comprised principally of equity securities and debt securities, which are valued using unadjusted quoted market prices in active markets with sufficient volume and frequency of transactions. Level 2 assets are comprised principally of debt securities and investments in life insurance company general accounts. Investments in life insurance company general accounts are valued at conversion value. Pooled funds are valued at the net asset value per share at the measurement date and they have not been classified in the fair value hierarchy.

	Millions of yen
	March 31, 2023
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Equity securities:
Other than Japan
Shares	¥49,040	¥49,040	¥0	¥0
Pooled funds*1	960	0	0	0
Debt securities:
Other than Japan
Government bonds	58,310	58,310	0	0
Municipal bonds	4,111	0	4,111	0
Other assets:
Life insurance company general accounts*2	486	0	486	0
Others*3	9,297	0	9,297	0

	¥122,204	¥107,350	¥13,894	¥0

*1	These funds invest in listed shares.
*2	Life insurance company general accounts are accounts with guaranteed capital and minimum interest rate, in which life insurance companies manage funds on several contracts.
*3	Others include derivative instruments held for hedging change in the fair value of equity securities, and short-term instruments.
At March 31, 2023, our policy for the portfolio of plans consists of t hree
major components: approximately 40% is invested in equity securities, approximately 50% is invested in debt securities and approximately 10% is invested in other assets, primarily consisting of investments in life insurance company general accounts.
Each level into which assets are categorized is based on inputs used to measure the fair value of the assets. Level 1 assets are comprised principally of equity securities and debt securities, which are valued using unadjusted quoted market prices in active markets with sufficient volume and frequency of transactions. Level 2 assets are comprised principally of debt securities and investments in life insurance company general accounts. Investments in life insurance company general accounts are valued at conversion value. Pooled funds are valued at the net asset value per share at the measurement date and they have not been classified in the fair value hierarchy.
The Company and certain subsidiaries expect to contribute ¥4,121 million to its Japanese pension plans and ¥2,652 million to its overseas pension plans during the year ending March 31, 202
4
.

At March 31, 2023, the benefits expected to be paid in each of the next five fiscal years, and in the aggregate for the five years thereafter are as follows:

	Millions of yen
Years ending March 31,	Japanese plans	Overseas plans
202 4	¥5,578	¥2,267
202 5	5,698	2,368
202 6	5,882	2,341
202 7	5,806	2,468
202 8	5,668	2,614
202 9 -203 3	31,909	16,148

Total	¥60,541	¥28,206

The cost recognized for Japanese defined contribution pension plans of the Company and certain of its subsidiaries for fiscal 2021, 2022 and 2023 were ¥1,873 million, ¥1,997 million and ¥2,100 million, respectively. The cost recognized for overseas defined contribution pension plans of the Company and certain of its subsidiaries for fiscal 2021, 2022 and 2023 were ¥2,446 million, ¥2,892 million and ¥3,498 million, respectively.